Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,765,000.00
Previously Paid Amount	0.00
Total Fee Amount	68,465.15
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $495,765,000.
Net Fee	$ 68,465.15
Narrative - Max Aggregate Offering Price	$ 495,765,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true